Document and Entity Information		6 Months Ended
	Aug. 20, 2025	Jun. 30, 2025
Document Information [Line Items]
Entity Registrant Name		Silexion Therapeutics Corp
Document Type		S-1
Entity Central Index Key		0002022416
Entity Filer Category		Non-accelerated Filer
Amendment Flag		false
Entity Small Business		true
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
Entity Incorporation, State or Country Code		E9
Auditor Opinion [Text Block]
Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Silexion Therapeutics Corp and its subsidiaries (the “Company”) as of December 31, 2024 and 2023, and the related consolidated statements of operations, changes in redeemable convertible preferred shares and capital deficiency and cash flows for the each of the two years then ended, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.